DEBT - Amounts Outstanding Under Long Term Debt (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Jul. 31, 2020
Debt Instrument [Line Items]
Total	$ 120,334,222	$ 7,500,000
Less: current portion	0	(3,750,000)
Long-term debt	120,334,222	3,750,000
Secured Debt | Line of Credit
Debt Instrument [Line Items]
Total			$ 7,500,000
Secured Debt | New Term loan, matures August 2025 | Line of Credit
Debt Instrument [Line Items]
Total	43,286,747	0
Secured Debt | 7th Amendment term loan, matures December 2022 | Line of Credit
Debt Instrument [Line Items]
Total	0	7,500,000
Convertible Debt | PIPE Convertible Notes
Debt Instrument [Line Items]
Total	$ 77,047,475	$ 0